UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

High Yield Municipal Bond Fund

Quarterly portfolio holdings 8/31/17

Fund’s investments

As of 8-31-17 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 95.7%				$176,191,642
(Cost $158,434,784)
Alabama 1.2%				2,178,480
Birmingham Special Care Facilities Financing Authority
Children’s Hospital	6.125	06-01-34	2,000,000	2,178,480
Arizona 3.7%				6,827,660
Industrial Development Authority of the City of Phoenix
Arizona GFF Tiyan LLC	5.375	02-01-41	2,500,000	2,488,650
Maricopa County Industrial Development Authority
Catholic Healthcare West, Series A	6.000	07-01-39	3,000,000	3,241,320
Maricopa County Pollution Control Corp.
Public Service Palo Verde, Series A	6.250	01-01-38	1,000,000	1,097,690
California 5.1%				9,354,195
California Pollution Control Financing Authority
Calplant I Project, AMT (A)	8.000	07-01-39	1,000,000	1,106,720
California Pollution Control Financing Authority
Waste Management Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,053,570
California Statewide Communities Development Authority
Adventist Health System	5.000	03-01-35	1,250,000	1,443,163
Foothill-Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A	5.750	01-15-46	1,000,000	1,152,450
Orange County Community Facilities District
Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,128,210
River Islands Public Financing Authority
Community Facilities District, Series 2003-1	5.500	09-01-45	1,545,000	1,661,787
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11-01-26	1,500,000	1,808,295
Colorado 4.1%				7,621,550
Park Creek Metropolitan District
Senior Limited Property Tax Supported, Series A	5.000	12-01-45	2,000,000	2,165,300
Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	2,500,000	3,248,050
Regional Transportation District
Denver Transit Partners	6.000	01-15-41	2,000,000	2,208,200
Connecticut 1.3%				2,443,964
Hamden Facility Revenue
Whitney Center Project, Series A	7.625	01-01-30	915,000	970,184
Hamden Facility Revenue
Whitney Center Project, Series A	7.750	01-01-43	1,400,000	1,473,780
Delaware 1.4%				2,639,360
Centerline Equity Issuer Trust
Series A (A)	6.000	10-31-52	1,000,000	1,072,010
Delaware State Economic Development Authority
Indian River Power Authority	5.375	10-01-45	1,500,000	1,567,350
District of Columbia 2.1%				3,889,140
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (B)	6.500	10-01-41	3,000,000	3,889,140
Florida 3.8%				6,942,714
Celebration Pointe Community Development District (A)	5.000	05-01-48	1,000,000	1,009,090
City of Pensacola
Airport Revenue, AMT	6.000	10-01-28	2,000,000	2,093,560
Lee County Industrial Development Authority
Cypress Cove Senior Living	5.500	10-01-47	1,000,000	1,081,660
Palm Beach County Health Facilities Authority
Sinai Residences Boca Raton Project, Series C	7.500	06-01-49	1,000,000	1,225,090

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND 2

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Village Community Development District No. 8	6.375	05-01-38	665,000	$681,426
Village Community Development District No. 8
Phase II	6.125	05-01-39	775,000	851,888
Georgia 2.0%				3,665,615
Atlanta Development Authority
Proton Treatment Center, Series A1	6.750	01-01-35	1,000,000	1,042,900
Atlanta Development Authority
Proton Treatment Center, Series A1	7.000	01-01-40	1,000,000	1,051,630
Marietta Development Authority
Life University Project	7.000	06-15-30	1,500,000	1,571,085
Guam 1.2%				2,260,400
Guam Government
Series A, GO	7.000	11-15-39	2,000,000	2,260,400
Hawaii 0.6%				1,171,540
Hawaii State Department of Budget & Finance
15 Craigside Place Project, Series A	9.000	11-15-44	1,000,000	1,171,540
Illinois 9.4%				17,223,076
Chicago Board of Education
Series A, GO	7.000	12-01-44	1,000,000	1,144,460
Chicago Board of Education
Series B, GO	6.500	12-01-46	1,000,000	1,121,570
Chicago Board of Education
Series C, GO	5.250	12-01-39	1,000,000	989,560
Chicago Board of Education
Series G, GO (C)	9.000	03-01-32	925,000	929,468
Chicago Midway International Airport
Series A, AMT	5.000	01-01-41	1,500,000	1,640,730
Chicago O’Hare International Airport
Customer Facility Charge	5.750	01-01-43	2,000,000	2,330,480
City of Chicago
Series 2005 D-REMK, GO	5.500	01-01-40	1,250,000	1,333,550
City of Chicago
Series A, GO	5.500	01-01-33	1,000,000	1,081,130
City of Chicago
Series A, GO	6.000	01-01-38	1,000,000	1,154,250
Illinois Finance Authority
Wesleyan University	5.000	09-01-46	1,000,000	1,094,610
Illinois Sports Facilities Authority
State Tax Supported (B)	5.250	06-15-32	750,000	830,903
Metropolitan Pier & Exposition Authority
McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,403,805
State of Illinois, GO	5.000	04-01-27	2,000,000	2,168,560
Indiana 1.3%				2,355,543
Crown Point Economic Development Revenue
Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,332,413
Town of Chesterton
StoryPoint Chesterton Project, Series A-1 (A)	6.125	01-15-34	1,000,000	1,023,130
Kentucky 1.8%				3,369,380
Kentucky Economic Development Finance Authority
Owensboro Medical Health System, Series A	6.500	03-01-45	2,000,000	2,294,940
Owen County Kentucky Waterworks System Revenue
American Water Company Project, Series A	6.250	06-01-39	1,000,000	1,074,440
Louisiana 1.8%				3,263,750
Louisiana Local Government Environmental Facilities & Community Development
Authority
Westlake Chemical Corp., Series A-2	6.500	11-01-35	2,000,000	2,261,140

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND 3

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
St. John Baptist Parish Revenue
Marathon Oil Corp., Series A	5.125	06-01-37	1,000,000	$1,002,610
Maryland 1.7%				3,172,690
Anne Arundel County Consolidated Special Taxing District
Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,016,580
Baltimore County
East Baltimore Research Park, Series A	7.000	09-01-38	1,000,000	1,060,060
Maryland Health & Higher Educational Facilities Authority
Meritus Medical Center	5.000	07-01-40	1,000,000	1,096,050
Massachusetts 0.6%				1,098,920
Massachusetts Development Finance Agency
Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,098,920
Michigan 0.6%				1,057,375
Michigan Finance Authority
Detroit Water & Sewer, Series C-2, AMT	5.000	07-01-44	500,000	528,880
Michigan Finance Authority
Local Government Loan Program, Series F1	4.500	10-01-29	500,000	528,495
Minnesota 3.0%				5,475,983
City of Anoka
Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	512,530
City of Anoka
Homestead at Anoka, Inc. Project	5.000	11-01-46	1,000,000	1,032,100
City of Anoka
Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	542,480
Housing & Redevelopment Authority of the City of St. Paul
Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,362,263
Woodbury Housing & Redevelopment Authority
St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,011,060
Woodbury Housing & Redevelopment Authority
St. Therese of Woodbury	5.250	12-01-49	1,000,000	1,015,550
Mississippi 0.3%				626,675
Mississippi Business Finance Corp.
System Energy Resources, Inc. Project	5.875	04-01-22	625,000	626,675
Missouri 1.1%				1,934,554
Kirkwood Industrial Development Authority
Aberdeen Heights Project, Series A	5.250	05-15-42	1,000,000	1,059,130
St. Louis Airport Revenue
Lambert St. Louis International Airport, Series A-1	6.625	07-01-34	800,000	875,424
Nevada 0.6%				1,021,310
Sparks Tourism Improvement District No: 1
Sales Tax Revenue, Series A (A)	6.750	06-15-28	1,000,000	1,021,310
New Hampshire 0.3%				580,380
New Hampshire Health & Education Facilities Authority
Rivermead, Series A	6.875	07-01-41	500,000	580,380
New Jersey 5.1%				9,475,000
Casino Reinvestment Development Authority
Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,036,090
New Jersey Economic Development Authority
Continental Airlines, Inc. Project, AMT	5.250	09-15-29	1,000,000	1,096,240
New Jersey Economic Development Authority
Series WW	5.000	06-15-37	1,000,000	1,073,800
New Jersey Economic Development Authority
Series WW	5.250	06-15-40	1,000,000	1,084,150
New Jersey State Educational Facilities Authority
University of Medicine and Dentistry, Series B	7.500	12-01-32	1,000,000	1,112,860

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND 4

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority
Transportation Program, Series AA	5.000	06-15-45	2,000,000	$2,142,060
Tobacco Settlement Financing Corp. of New Jersey
Series 1A	5.000	06-01-41	2,000,000	1,929,800
New York 11.2%				20,551,362
Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07-15-43	2,500,000	2,823,050
Brooklyn Arena Local Development Corp.
Barclays Center Project, Series A	5.000	07-15-42	2,000,000	2,263,140
Chautauqua County Industrial Development Agency
Dunkirk Power Project	5.875	04-01-42	2,350,000	2,462,518
New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10-01-35	2,000,000	2,552,880
New York Liberty Development Corp.
World Trade Center, Class 1-3 (A)	5.000	11-15-44	3,850,000	4,191,187
New York State Dormitory Authority
Orange Regional Medical Center (A)	5.000	12-01-45	1,000,000	1,079,720
Port Authority of New York & New Jersey
5th Installment Special Project, AMT	6.750	10-01-19	200,000	205,030
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-42	4,460,000	4,973,837
North Carolina 0.6%				1,077,370
North Carolina Eastern Municipal Power Agency
Electric, Power & Light Revenues, Series C	6.750	01-01-24	1,000,000	1,077,370
Ohio 4.7%				8,564,946
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.125	06-01-24	1,865,000	1,759,702
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.875	06-01-30	1,000,000	967,290
Cleveland Ohio Airport Revenue
Continental Airlines, Inc. Project, AMT	5.375	09-15-27	2,510,000	2,517,254
County of Hamilton
Series A	5.000	08-15-42	2,000,000	2,266,180
Southeastern Ohio Port Authority
Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,054,520
Pennsylvania 2.4%				4,465,670
Allegheny County Industrial Development Authority
Environmental Improvements	6.875	05-01-30	1,000,000	1,026,850
Cumberland County Municipal Authority
Diakon Lutheran Ministries Project	4.000	01-01-33	1,250,000	1,273,000
Lancaster County Hospital Authority
Village Project	5.125	07-01-37	1,000,000	1,108,560
Pennsylvania Economic Development Financing Authority
Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,057,260
Rhode Island 0.5%				996,790
Tobacco Settlement Financing Corp.
Series B	4.500	06-01-45	1,000,000	996,790
Tennessee 2.4%				4,369,586
Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,369,586
Texas 14.8%				27,251,449
Board of Managers Joint Guadalupe County
City of Seguin Hospital	5.000	12-01-40	1,000,000	1,041,010
Board of Managers Joint Guadalupe County
City of Seguin Hospital	5.000	12-01-45	1,000,000	1,035,400
Central Texas Regional Mobility Authority
SR Lien	6.250	01-01-46	1,000,000	1,170,610

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND 5

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Houston Airport System Revenue
Continental Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	$1,110,670
City of Houston Airport System Revenue
United Airlines, Inc. Terminal E Project, AMT	5.000	07-01-29	3,000,000	3,265,050
Dallas/Fort Worth International Airport
Series A, AMT	5.000	11-01-38	1,000,000	1,090,880
Grand Parkway Transportation Corp.
Texas System Toll Revenue, Series A	5.500	04-01-53	1,000,000	1,145,520
Gulf Coast Industrial Development Authority
CITGO Petroleum Corp., AMT	8.000	04-01-28	1,100,000	1,100,066
Harris County Health Facilities Development Corp.
Memorial Hermann Healthcare., Series B	7.250	12-01-35	1,000,000	1,078,770
Love Field Airport Modernization Corp.
Southwest Airlines Company Project	5.250	11-01-40	1,575,000	1,740,785
Mission Economic Development Corp.
Natgasoline Project, Series A, AMT (A)	5.750	10-01-31	1,000,000	1,046,970
Mission Economic Development Corp.
Natgasoline Project, Series B, AMT (A)	5.750	10-01-31	1,000,000	1,046,970
North Texas Tollway Authority
Highway Revenue Tolls, Prerefunded, Series A	6.250	01-01-39	2,440,000	2,611,142
North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	01-01-39	560,000	595,678
Tarrant County Cultural Education Facilities Finance Corp.
Air Force Retirement Facility	6.375	11-15-44	2,000,000	2,227,340
Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12-15-26	2,000,000	2,453,620
Texas Private Activity Bond Surface Transportation Corp.
Blueridge Transportation Group LLC, AMT	5.000	12-31-55	1,000,000	1,099,070
Texas Private Activity Bond Surface Transportation Corp.
NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,217,680
Travis County Health Facilities Development Corp.
Westminster Manor Project	7.000	11-01-30	200,000	229,738
Travis County Health Facilities Development Corp.
Westminster Manor Project, Prerefunded	7.000	11-01-30	800,000	944,480
Virginia 2.8%				5,217,785
Alexandria Industrial Development Authority
Goodwin House	5.000	10-01-45	1,700,000	1,876,608
Tobacco Settlement Financing Corp.
Series B1	5.000	06-01-47	1,240,000	1,202,577
Washington County Industrial Development Authority
Mountain States Health Alliance, Series C	7.750	07-01-38	2,000,000	2,138,600
Washington 0.6%				1,011,440
Washington Health Care Facilities Authority
Virginia Mason Medical Center	4.000	08-15-42	1,000,000	1,011,440
Wisconsin 1.6%				3,035,990
Public Finance Authority
Rose Villa Project, Series A	5.750	11-15-44	1,000,000	1,086,880
Public Finance Authority
Rose Villa Project, Series A	6.000	11-15-49	1,000,000	1,098,940
Wisconsin Health & Educational Facilities Authority
St. John’s Community, Inc., Series A	7.625	09-15-39	750,000	850,170
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.3%				$6,113,000
(Cost $6,113,000)
U.S. Government Agency 1.2%				2,277,000
Federal Agricultural Mortgage Corp. Discount Note	0.900	09-01-17	518,000	518,000

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND 6

	Yield* (%)	Maturity date	Par value^	Value
Federal Home Loan Bank Discount Note	0.900	09-01-17	1,759,000	1,759,000
			Par value^	Value
Repurchase agreement 2.1%				3,836,000
Barclays Tri-Party Repurchase Agreement dated 8-31-17 at 1.050% to be repurchased at $3,069,090 on 9-1-17, collateralized by $3,053,000
U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-24 (valued at
$3,130,550, including interest)			3,069,000	3,069,000
Repurchase Agreement with State Street Corp. dated 8-31-17 at 0.340% to be repurchased at $767,007 on 9-1-17, collateralized by $780,000 U.S. Treasury
Notes, 1.875% due 10-31-17 (valued at $785,958, including interest)			767,000	767,000
Total investments (Cost $164,547,784) 99.0%				$182,304,642
Other assets and liabilities, net 1.0%				1,759,522
Total net assets 100.0%				$184,064,164
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

At 8-31-17, the aggregate cost of investments for federal income tax purposes was $162,973,718. Net unrealized appreciation aggregated to $19,330,924, of which $19,374,356 related to gross unrealized appreciation and $43,432 related to gross unrealized depreciation.

As a % of total
Insurance coverage	investments
Assured Guaranty Corp.	2.1
Assured Guaranty Municipal Corp.	0.5
TOTAL	2.6

The fund had the following sector composition as a percentage of net assets on 8-31-17:

General obligation bonds	6.5%
Revenue bonds	89.2%
Health care	21.2%
Development	20.5%
Other revenue	15.7%
Airport	8.9%
Transportation	7.5%
Pollution	3.7%
Tobacco	3.6%
Education	3.2%
Facilities	2.8%
Water and sewer	1.5%
Utilities	0.6%
Short-term investments and other	4.3%
TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND 7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2017, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	59Q1	08/17
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.		10/17

John Hancock

Tax-Free Bond Fund

Quarterly portfolio holdings 8/31/17

Fund’s investments

As of 8-31-17 (unaudited)
	Rate (%)		Maturity date	Par value^	Value
Municipal bonds 97.0%					$549,110,656
(Cost $501,312,705)
Alabama 0.4%					2,178,480
Birmingham Special Care Facilities Financing Authority
Children’s Hospital	6.125		06-01-34	2,000,000	2,178,480
Alaska 0.7%					3,769,161
Alaska Municipal Bond Bank Authority
Series 4, AMT (A)	5.000		12-01-34	2,165,000	2,465,112
Alaska Municipal Bond Bank Authority
Series 4, AMT (A)	5.000		12-01-35	1,160,000	1,304,049
Arizona 2.0%					11,387,720
Arizona Health Facilities Authority
Banner Health, Series A	5.000		01-01-44	2,000,000	2,224,960
Industrial Development Authority of the City of Phoenix
Arizona GFF Tiyan LLC	5.375		02-01-41	1,000,000	995,460
Maricopa County Industrial Development Authority
Banner Health Obligated Group, Series A	5.000		01-01-38	5,000,000	5,834,100
Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250		04-01-40	1,000,000	1,083,780
Phoenix Civic Improvement Corp.
Civic Plaza, Series B (A)	5.500		07-01-28	1,000,000	1,249,420
California 11.3%					63,964,188
ABAG Finance Authority for Nonprofit Corps.
Sharp HealthCare, Series A	5.000		08-01-43	2,000,000	2,235,500
California County Tobacco Securitization Agency
Kern County Tobacco Funding Corp., Series 2014	5.000		06-01-40	1,000,000	1,127,620
California Pollution Control Financing Authority
Calplant I Project, AMT (B)	8.000		07-01-39	2,500,000	2,766,800
California State Public Works Board
Lease Revenue, Series B	5.000		10-01-39	1,000,000	1,154,060
City of Los Angeles Department of Airports
Series C	5.000		05-15-38	1,000,000	1,165,540
City of San Francisco Public Utilities Commission
Green Bonds, Series A	5.000		11-01-45	1,500,000	1,728,075
Foothill-Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A	0.868	(C)	01-01-19	21,000,000	20,755,350
Foothill-Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A	5.750		01-15-46	3,000,000	3,457,350
M-S-R Energy Authority
Natural Gas Revenue, Series B	6.500		11-01-39	1,000,000	1,449,820
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000		11-01-34	2,500,000	3,637,525
River Islands Public Financing Authority
Community Facilities District, Series 2003-1	5.500		09-01-45	2,000,000	2,151,180
San Bernardino County
Medical Center Financing Project	5.500		08-01-22	2,500,000	2,886,400
San Diego Unified School District
Series I, GO	4.007	(C)	07-01-39	1,250,000	523,538
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity	0.991	(C)	01-01-20	2,000,000	1,953,800
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.000		01-15-44	4,500,000	5,002,200
Santa Ana Financing Authority
Police Administration & Holding Facility (A)	6.250		07-01-19	1,005,000	1,100,646
State of California, GO	5.000		02-01-38	5,375,000	6,163,674
Stockton Public Financing Authority
Delta Water Supply Project, Series A	6.250		10-01-40	1,000,000	1,237,890

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND 2

	Rate (%)		Maturity date	Par value^	Value
California (continued)
University of California
Series I	5.000		05-15-40	3,000,000	$3,467,220
Colorado 4.3%					24,154,261
City & County of Denver
Series A	5.000		08-01-44	3,000,000	3,463,110
City & County of Denver Airport Revenue
Series A	5.250		11-15-36	5,250,000	5,691,788
City of Colorado Springs Utilities System Revenue
Series C	5.250		11-15-42	1,040,000	1,092,593
Colorado Health Facilities Authority
Series A	5.250		05-15-37	500,000	539,760
Colorado Health Facilities Authority
Series A	5.250		05-15-47	1,000,000	1,064,790
Denver Convention Center Hotel Authority
Senior	5.000		12-01-40	2,500,000	2,840,125
Park Creek Metropolitan District
Senior Limited Property Tax Supported, Series A	5.000		12-01-45	2,500,000	2,706,625
Public Authority for Colorado Energy
Natural Gas Revenue	6.250		11-15-28	3,500,000	4,547,270
Regional Transportation District
Denver Transit Partners	6.000		01-15-41	2,000,000	2,208,200
District of Columbia 3.4%					19,035,459
District of Columbia Tobacco Settlement Financing Corp.
Asset Backed Bonds	6.500		05-15-33	4,360,000	4,998,042
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (A)	3.556	(C)	10-01-33	6,565,000	3,711,917
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (A)	3.667	(C)	10-01-35	6,470,000	3,341,755
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (A)	3.697	(C)	10-01-36	7,250,000	3,589,910
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (A)	6.500		10-01-41	1,750,000	2,268,665
Metropolitan Washington DC Airports Authority
Series A, AMT	5.000		10-01-44	1,000,000	1,125,170
Florida 3.8%					21,763,190
Alachua County Health Facilities Authority
Shands Teaching Hospital & Clinics	5.000		12-01-44	2,000,000	2,211,740
Hillsborough County Aviation Authority
Tampa International Airport, Series A	5.000		10-01-44	1,250,000	1,404,775
JEA Electric System Revenue
Series Three, D-2	5.000		10-01-38	7,000,000	7,594,860
Miami Beach Health Facilities Authority
Mt. Sinai Medical Center	5.000		11-15-44	500,000	541,345
Miami Beach Redevelopment Agency
City Center (A)	5.000		02-01-44	2,500,000	2,803,150
Miami-Dade County Health Facilities Authority
Nicklaus Children’s Hospital	5.000		08-01-47	1,500,000	1,704,375
Orange County Health Facilities Authority
Presbyterian Retirement Communities	5.000		08-01-41	2,000,000	2,221,240
Orange County Health Facilities Authority
Presbyterian Retirement Communities	5.000		08-01-47	2,500,000	2,765,125
Village Community Development District No 6
Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000		05-01-37	500,000	516,580
Georgia 0.9%					5,316,530
Fulton County Residential Care Facilities for the Elderly Authority
Lenbrook Square Foundation Incorporated	5.000		07-01-42	2,500,000	2,700,350
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series EE (A)	7.250		01-01-24	2,000,000	2,616,180

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND 3

	Rate (%)		Maturity date	Par value^	Value
Guam 0.4%					$2,304,360
Guam Government
Section 30, Series A	5.750		12-01-34	1,000,000	1,106,410
Guam International Airport Authority
Series C, AMT (A)	6.125		10-01-43	1,000,000	1,197,950
Illinois 5.9%					33,299,056
Chicago Board of Education
Dedicated Capital Improvement	6.000		04-01-46	3,500,000	4,051,915
Chicago Midway International Airport
Series B	5.000		01-01-46	5,000,000	5,640,900
Chicago O’Hare International Airport
Customer Facility Charge (A)	5.500		01-01-43	2,000,000	2,333,920
Chicago O’Hare International Airport
Series A	5.750		01-01-39	3,200,000	3,678,258
Chicago O’Hare International Airport
Series D	5.250		01-01-42	3,670,000	4,323,774
City of Chicago
Series 2007E-REMK, GO	5.500		01-01-42	1,000,000	1,064,270
City of Chicago
Series A, GO	5.500		01-01-33	1,000,000	1,081,130
City of Chicago
Wastewater Transmission Revenue, Series C	5.000		01-01-39	3,000,000	3,288,210
Illinois Finance Authority
Rush University Medical Center, Series A	7.250		11-01-38	1,500,000	1,609,320
Lake County Community Consolidated School District No. 24, GO (A)	2.181	(C)	01-01-22	2,440,000	2,219,009
State of Illinois, GO	4.000		06-01-35	2,000,000	1,883,260
State of Illinois, GO (A)	4.000		02-01-31	1,000,000	1,021,220
State of Illinois, GO (A)	5.500		07-01-38	1,000,000	1,103,870
Indiana 0.6%					3,223,470
Indiana Finance Authority
Duke Energy, Series B	6.000		08-01-39	3,000,000	3,223,470
Iowa 0.2%					999,950
Iowa Tobacco Settlement Authority
Asset Backed, Series C	5.375		06-01-38	1,000,000	999,950
Kentucky 0.2%					1,016,630
Kentucky Economic Development Finance Authority
Louisville Arena, Series A-1 (A)	6.000		12-01-33	1,000,000	1,016,630
Louisiana 1.9%					10,978,185
City of Shreveport Water & Sewer Revenue	5.000		12-01-40	1,000,000	1,137,130
Louisiana Local Government Environmental Facilities & Community Development
Authority
Westlake Chemical Corp. Projects	6.750		11-01-32	2,500,000	2,517,975
Louisiana Local Government Environmental Facilities & Community Development
Authority
Westlake Chemical Corp. Projects, Series A-1	6.500		11-01-35	1,500,000	1,695,855
Louisiana Public Facilities Authority
Ochsner Clinic Foundation Project	5.000		05-15-46	2,500,000	2,819,000
New Orleans Aviation Board
Series B, AMT	5.000		01-01-45	2,000,000	2,240,100
New Orleans Aviation Board
Series B, AMT	5.000		01-01-48	500,000	568,125
Massachusetts 12.8%					72,497,966
Boston Housing Authority
Capital Funding Program (A)	5.000		04-01-28	2,000,000	2,044,960
Commonwealth of Massachusetts
Series C, GO (A)	5.500		12-01-24	7,400,000	9,387,492

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND 4

	Rate (%)		Maturity date	Par value^	Value
Massachusetts (continued)
Commonwealth of Massachusetts
Series E, GO (A)	5.000		11-01-25	1,000,000	$1,245,050
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250		07-01-35	1,310,000	1,742,497
Massachusetts Bay Transportation Authority
Transit Revenue, Series B	5.250		07-01-33	2,500,000	3,212,125
Massachusetts Development Finance Agency
Brandeis University, Series O-1	5.000		10-01-40	1,000,000	1,069,770
Massachusetts Development Finance Agency
Carleton Willard Village	5.625		12-01-30	850,000	910,648
Massachusetts Development Finance Agency
Covanta Energy Project, Series C, AMT (B)	5.250		11-01-42	1,000,000	1,001,420
Massachusetts Development Finance Agency
Draper Laboratory	5.875		09-01-30	2,000,000	2,097,060
Massachusetts Development Finance Agency
Emerson College, Series A	5.000		01-01-40	2,000,000	2,088,700
Massachusetts Development Finance Agency
Green Bonds-Boston Medical Center, Series D	5.000		07-01-44	2,500,000	2,747,300
Massachusetts Development Finance Agency
Harvard University, Series B-1	5.000		10-15-40	2,500,000	2,809,375
Massachusetts Development Finance Agency
Northeastern University, Series A	5.000		03-01-39	1,000,000	1,150,770
Massachusetts Development Finance Agency
Olin College, Series E	5.000		11-01-38	1,000,000	1,144,790
Massachusetts Development Finance Agency
Orchard Cove	5.250		10-01-26	1,000,000	1,001,920
Massachusetts Development Finance Agency
Partners Health Care System, Series Q	5.000		07-01-47	2,000,000	2,277,940
Massachusetts Development Finance Agency
Suffolk University, Series A	5.750		07-01-39	665,000	723,194
Massachusetts Development Finance Agency
Suffolk University, Series A	5.750		07-01-39	335,000	359,133
Massachusetts Development Finance Agency
Suffolk University, Series A	6.250		07-01-30	1,000,000	1,091,794
Massachusetts Development Finance Agency
UMass Memorial Health Care, Series I	5.000		07-01-46	1,500,000	1,664,580
Massachusetts Health & Educational Facilities Authority
Harvard Pilgrim Health Care, Series A (A)	5.000		07-01-18	260,000	260,434
Massachusetts Health & Educational Facilities Authority
Woods Hole Oceanographic, Series B	5.375		06-01-30	1,000,000	1,031,540
Massachusetts Port Authority
Boston Fuel Project, AMT (A)	5.000		07-01-32	1,770,000	1,773,912
Massachusetts Port Authority
ConRAC Project, Series A	5.125		07-01-41	1,500,000	1,666,245
Massachusetts Port Authority
Series B	5.000		07-01-32	2,000,000	2,321,200
Massachusetts State College Building Authority
College & University Revenue, Series A	5.500		05-01-49	1,000,000	1,076,660
Massachusetts State College Building Authority
College & University Revenue, Series B (A)	1.237	(C)	05-01-19	1,000,000	979,450
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series B	5.000		01-01-37	8,000,000	8,571,200
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series C (A)	1.365	(C)	01-01-20	1,000,000	968,380
Massachusetts Water Pollution Abatement Trust
2012 Pooled Loan Program, Series 7	5.125		02-01-31	105,000	105,303
Massachusetts Water Pollution Abatement Trust
Miscellaneous Revenue, Series 9	5.250		08-01-18	60,000	60,191
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 14	5.000		08-01-32	1,000,000	1,074,010

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND 5

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08-01-40	3,025,000	$3,375,840
Massachusetts Water Resources Authority
Water Revenue, Series B (A)	5.250	08-01-29	2,500,000	3,270,150
Metropolitan Boston Transit Parking Corp.
Parking Revenue	5.000	07-01-41	2,000,000	2,230,460
Metropolitan Boston Transit Parking Corp.
Parking Revenue	5.250	07-01-36	3,475,000	3,962,473
Michigan 3.0%				17,265,847
Detroit City School District
School Building and Site Improvement, Series A (A)	5.250	05-01-32	1,230,000	1,512,568
Detroit Water Supply System
Water Revenue, Series B (A)	7.000	07-01-36	1,000,000	1,110,010
Great Lakes Water Authority Sewage Disposal System Revenue
Series C	5.000	07-01-35	7,000,000	7,881,020
Michigan Finance Authority
Local Government Loan Program (A)	5.000	07-01-36	250,000	280,783
Michigan Finance Authority
Local Government Loan Program	5.000	07-01-44	3,000,000	3,229,260
Michigan Finance Authority
Local Government Loan Program, Series F1	4.500	10-01-29	1,500,000	1,585,485
Michigan Finance Authority
McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,666,721
Minnesota 0.3%				2,013,891
Housing & Redevelopment Authority of The City of St Paul Minnesota
System Fairview Health Services	5.000	11-15-47	500,000	578,190
Woodbury Housing & Redevelopment Authority
St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,435,701
Nebraska 2.8%				15,721,594
Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,613,714
Omaha Public Power District
Electric, Power & Light Revenues, Series B	5.000	02-01-36	4,000,000	4,461,280
Omaha Public Power District
Separate Electric System Revenue Bonds, Series A	5.000	02-01-49	5,000,000	5,646,600
New Jersey 2.9%				16,583,797
Casino Reinvestment Development Authority
Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,626,520
New Jersey Economic Development Authority
Series WW	5.250	06-15-40	1,500,000	1,626,225
New Jersey State Turnpike Authority
Highway Revenue Tolls, Series I	5.000	01-01-35	4,250,000	4,648,013
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Notes, Series A1	5.000	06-15-30	1,500,000	1,677,075
New Jersey Transportation Trust Fund Authority
Transportation Program, Series AA	5.000	06-15-45	2,250,000	2,409,818
New Jersey Transportation Trust Fund Authority
Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,505,079
Tobacco Settlement Financing Corp.
Series 1A	4.500	06-01-23	2,085,000	2,091,067
New York 17.7%				99,989,935
Brooklyn Arena Local Development Corp.
Barclays Center Project	6.250	07-15-40	1,000,000	1,126,310
Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07-15-43	1,000,000	1,129,220
City of New York
Series D-1, GO	5.000	10-01-36	1,000,000	1,136,390

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND 6

	Rate (%)		Maturity date	Par value^	Value
New York (continued)
City of New York
Series E-1, GO	6.250		10-15-28	20,000	$21,202
Hudson Yards Infrastructure Corp.
Series A	5.750		02-15-47	4,500,000	5,195,408
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750		04-01-39	1,500,000	1,602,615
Long Island Power Authority
Electric, Power & Light Revenues, Series A	6.000		05-01-33	1,000,000	1,084,500
Long Island Power Authority
Electric, Power & Light Revenues, Series C (A)	5.250		09-01-29	2,000,000	2,501,080
Metropolitan Transportation Authority
Transit Revenue, Series B	5.000		11-15-34	1,000,000	1,089,220
Monroe County Industrial Development Corp.
University of Rochester Project	5.000		07-01-41	780,000	870,488
New York City Municipal Water Finance Authority
Water Revenue, Series A	5.750		06-15-40	770,000	798,829
New York City Municipal Water Finance Authority
Water Revenue, Series D	1.111	(C)	06-15-20	2,000,000	1,938,420
New York City Municipal Water Finance Authority
Water Revenue, Series EE	5.250		06-15-40	3,000,000	3,219,840
New York City Municipal Water Finance Authority
Water Revenue, Series FF-2	5.000		06-15-40	1,000,000	1,067,070
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000		06-15-39	6,000,000	6,403,500
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500		01-15-39	4,725,000	5,005,145
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.250		01-15-39	3,000,000	3,173,640
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.375		01-15-34	3,000,000	3,179,550
New York Liberty Development Corp.
1 World Trade Center Project	5.000		12-15-41	8,500,000	9,591,740
New York Liberty Development Corp.
4 World Trade Center Project	5.000		11-15-31	5,000,000	5,684,250
New York Liberty Development Corp.
7 World Trade Center, Class 2	5.000		09-15-43	1,000,000	1,096,450
New York Liberty Development Corp.
Bank of America Tower, Class 2	5.625		07-15-47	1,000,000	1,101,830
New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250		10-01-35	3,000,000	3,829,320
New York Liberty Development Corp.
World Trade Center, Class 1-3 (B)	5.000		11-15-44	2,500,000	2,721,550
New York State Dormitory Authority
Fordham University	5.000		07-01-44	1,350,000	1,534,950
New York State Dormitory Authority
General Purpose, Series E	5.000		02-15-35	1,000,000	1,097,681
New York State Dormitory Authority
North Shore Long Island Jewish Group, Series A	5.000		05-01-41	1,000,000	1,075,130
New York State Dormitory Authority
Orange Regional Medical Center (B)	5.000		12-01-40	1,000,000	1,085,310
New York State Dormitory Authority
Prerefunded 2017, Series A	5.000		02-15-39	2,355,000	2,495,782
New York State Dormitory Authority
Rockefeller University, Series A	5.000		07-01-41	1,000,000	1,098,580
New York State Dormitory Authority
Sales Tax Revenue, Series A	5.000		03-15-43	1,000,000	1,148,280
New York State Dormitory Authority
Series A	5.000		02-15-39	145,000	152,787
New York State Dormitory Authority
State University Dormitory Facilities, Series A	5.000		07-01-35	5,000,000	5,621,400

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND 7

	Rate (%)		Maturity date	Par value^	Value
New York (continued)
New York State Dormitory Authority
State University Educational Facilities, Series A	5.500		05-15-19	3,000,000	$3,138,330
New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000		06-15-34	1,000,000	1,071,290
New York Transportation Development Corp.
Laguardia Airport Terminal B Redevelopment Project, AMT	5.000		07-01-46	2,500,000	2,750,300
Niagara Area Development Corp.
Covanta Energy Project, Series A, AMT (B)	5.250		11-01-42	500,000	500,710
Port Authority of New York & New Jersey
5th Installment Special Project, AMT	6.750		10-01-19	4,500,000	4,613,175
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000		12-01-42	2,265,000	2,525,951
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000		12-01-36	1,000,000	1,121,690
Port Authority of New York & New Jersey
One Hundred Eighty-Fourth Series	5.000		09-01-39	1,000,000	1,164,210
Port Authority of New York & New Jersey
One Hundred Eighty-Fourth Series	5.000		09-01-36	1,000,000	1,168,410
Upper Mohawk Valley Regional Water Finance Authority
Water Revenue (A)	1.737	(C)	04-01-22	2,230,000	2,058,402
Ohio 2.0%					11,255,390
County of Hamilton
Refunding and Improvement Life Enriching Community	5.000		01-01-46	1,000,000	1,073,780
County of Hamilton
Series A	5.000		08-15-42	4,000,000	4,532,360
Northeast Ohio Regional Sewer District
Wastewater Improvement Revenue	5.000		11-15-49	5,000,000	5,649,250
Oklahoma 1.7%					9,704,065
Grand River Dam Authority
Series A	5.250		06-01-40	4,000,000	4,455,320
Oklahoma Development Finance Authority
Provident Oklahoma Education Resources Inc., Series A	5.000		08-01-47	2,750,000	3,029,675
Tulsa County Industrial Authority
Montereau Inc., Project	5.250		11-15-37	1,000,000	1,114,390
Tulsa County Industrial Authority
Montereau Inc., Project	5.250		11-15-45	1,000,000	1,104,680
Pennsylvania 1.7%					9,690,725
City of Philadelphia
Series A, GO	5.000		07-15-38	2,000,000	2,218,920
Cumberland County Municipal Authority
Diakon Lutheran Ministries Project	4.000		01-01-33	1,250,000	1,273,000
Lancaster County Hospital Authority
Brethren Village Project	5.250		07-01-41	1,260,000	1,404,131
Pennsylvania Turnpike Commission
Highway Revenue Tolls, Series C	5.000		12-01-44	1,630,000	1,842,829
Philadelphia Gas Works Company
1998 General Ordinance Fifteenth	5.000		08-01-47	2,500,000	2,867,825
The School District of Philadelphia
Prerefunded 2014, Series E, GO	6.000		09-01-38	5,000	5,251
The School District of Philadelphia
Prerefunded 2015, Series E, GO	6.000		09-01-38	5,000	5,251
The School District of Philadelphia
Prerefunded 2015-2, Series E, GO	6.000		09-01-38	5,000	5,251
The School District of Philadelphia
Prerefunded 2015-3, Series E, GO	6.000		09-01-38	5,000	5,251
The School District of Philadelphia
Prerefunded, Series E, GO	6.000		09-01-38	60,000	63,016

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND 8

	Rate (%)	Maturity date	Par value^	Value
Rhode Island 0.4%				$2,312,553
Tobacco Settlement Financing Corp.
Series B	4.500	06-01-45	2,320,000	2,312,553
Tennessee 0.4%				2,304,672
Nashville & Davidson County Health & Educational Facility Board
Vanderbilt University Medical Center	5.000	07-01-46	2,050,000	2,304,672
Texas 12.2%				69,349,430
Board of Managers Joint Guadalupe County
City of Seguin Hospital	5.000	12-01-40	2,000,000	2,082,020
Central Texas Regional Mobility Authority
Series A	5.000	01-01-40	500,000	565,870
Central Texas Regional Mobility Authority
Series A	5.000	01-01-45	500,000	562,540
Central Texas Turnpike System
Series C	5.000	08-15-42	2,000,000	2,222,460
City of Austin
Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	5,641,250
City of Dallas
Waterworks & Sewer System Revenue	5.000	10-01-35	2,685,000	2,977,826
City of Dallas
Waterworks & Sewer System Revenue	5.000	10-01-36	4,455,000	5,066,404
City of Dallas
Waterworks & Sewer System Revenue, Prerefunded	5.000	10-01-35	2,315,000	2,586,735
City of Dallas
Waterworks & Sewer System Revenue, Prerefunded	5.000	10-01-36	545,000	627,241
City Public Service Board of San Antonio
Electric & Gas Revenue	5.000	02-01-48	5,000,000	5,625,250
City Public Service Board of San Antonio
Electric & Gas Revenue, Series A	5.000	02-01-34	4,330,000	4,580,014
Dallas/Fort Worth International Airport
Series D	5.250	11-01-32	5,000,000	5,929,850
Dallas/Fort Worth International Airport
Series D, AMT	5.000	11-01-38	2,500,000	2,794,200
Grand Parkway Transportation Corp.
Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,571,920
Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,403,350
Lower Colorado River Authority
Prerefunded to 5-15-19	5.625	05-15-39	30,000	32,319
Lower Colorado River Authority
Transmission Contract Revenue	5.625	05-15-39	3,805,000	4,068,763
Lower Colorado River Authority
Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,742,150
New Hope Cultural Education Facilities Finance Corp.
Westminster Manor Project	4.000	11-01-36	1,250,000	1,260,450
North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01-01-38	3,250,000	3,469,538
Texas Municipal Power Agency
Transmission Revenue	5.000	09-01-40	6,000,000	6,539,280
Utah 0.4%				2,312,160
Salt Lake City Corp. Airport Revenue
Series A, AMT	5.000	07-01-42	2,000,000	2,312,160
Virgin Islands 0.1%				392,500
Virgin Islands Public Finance Authority
Series A-1	5.000	10-01-39	500,000	392,500
Virginia 0.2%				1,103,890
Alexandria Industrial Development Authority
Goodwin House	5.000	10-01-45	1,000,000	1,103,890

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND 9

	Rate (%)	Maturity date	Par value^	Value
Washington 0.1%				$519,201
Energy Northwest
Columbia Generating Station	5.000	07-01-40	450,000	519,201
Wisconsin 1.7%				9,492,010
Public Finance Authority
Mary’s Woods at Marylhurst (B)	5.250	05-15-47	1,000,000	1,077,050
Public Finance Authority
Rose Villa Project, Series A	5.000	11-15-24	1,000,000	1,118,860
Public Finance Authority
Rose Villa Project, Series A	5.750	11-15-44	1,000,000	1,086,880
Wisconsin Health & Educational Facilities Authority
Ascension Senior Credit Group	4.000	11-15-46	6,000,000	6,209,220
Wyoming 0.6%				3,210,390
Campbell County Solid Waste Facilities Revenue
Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,210,390
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.4%				$8,078,000
(Cost $8,078,000)
U.S. Government Agency 0.5%				3,028,000
Federal Agricultural Mortgage Corp. Discount Note	0.900	09-01-17	689,000	689,000
Federal Home Loan Bank Discount Note	0.869	09-01-17	2,339,000	2,339,000
			Par value^	Value
Repurchase agreement 0.9%				5,050,000
Barclays Tri-Party Repurchase Agreement dated 8-31-17 at 1.050% to be repurchased at $4,082,119 on 9-1-17, collateralized by $4,182,800
U.S. Treasury Notes, 1.250% - 1.875% due 10-31-21 to 3-31-22 (valued at
$4,163,852, including interest)			4,082,000	4,082,000
Repurchase Agreement with State Street Corp. dated 8-31-17 at 0.340% to be repurchased at $968,009 on 9-1-17, collateralized by $980,000 U.S. Treasury
Notes, 1.875% due 10-31-17 (valued at $987,485, including interest)			968,000	968,000
Total investments (Cost $509,390,705) 98.4%				$557,188,656
Other assets and liabilities, net 1.6%				8,852,028
Total net assets 100.0%				$566,040,684
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

At 8-31-17, the aggregate cost of investments for federal income tax purposes was $506,191,837. Net unrealized appreciation aggregated to $50,996,819, of which $51,515,493 related to gross unrealized appreciation and $518,674 related to gross unrealized depreciation.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND 10

As a % of total
Insurance coverage	investments
Assured Guaranty Municipal Corp.	4.0
Assured Guaranty Corp.	2.9
Ambac Financial Group, Inc.	2.8
National Public Finance Guarantee Corp.	2.0
XL Capital Assurance, Inc.	0.2
Build America Mutual Assurance Company	0.1
TOTAL	12.0

The fund had the following sector composition as a percentage of net assets on 8-31-17:

General obligation bonds	5.3%
Revenue bonds	91.7%
Transportation	16.4%
Other revenue	16.1%
Health care	13.2%
Utilities	12.6%
Airport	8.6%
Water and sewer	7.8%
Development	5.9%
Education	4.6%
Tobacco	2.1%
Facilities	1.9%
Pollution	1.7%
Housing	0.8%
Short-term investments and other	3.0%
TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND 11

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy

As of August 31, 2017, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	52Q1	08/17
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.		10/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 30, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	October 30, 2017